Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions		Oct. 31, 2023		Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[1]	$ 90,312		$ 65,895
Precious metals		937		543
Trading assets
Securities		107,612		103,547
Loans	[2],[3]	7,544		7,811
Other		2,712		1,796
Securities purchased under resale agreements and securities borrowed		199,325		175,313
Derivative financial instruments		51,340		55,699
Investment securities		118,237		110,008
Loans:
Residential mortgages		344,182		349,279
Personal loans		104,170		99,431
Credit cards		17,109		14,518
Business & government		291,822		287,107
Property and equipment	[4]	5,642		5,700
Investment in associates		1,925		2,633
Goodwill and other intangibles assets		17,193		16,833
Total		1,410,789		1,349,418
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		90,312		65,895
Precious metals		937		543
Trading assets
Securities		107,612		103,547
Loans		7,544		7,811
Other		2,712		1,796
Securities purchased under resale agreements and securities borrowed		199,325		175,313
Derivative financial instruments		51,340		55,699
Investment securities		118,237		110,008
Loans:
Residential mortgages		344,182		349,279
Personal loans		104,170		99,431
Credit cards		17,109		14,518
Business & government		291,822		287,107
Allowances for credit losses		(6,372)		(5,348)
Customers' liability under acceptances		18,628		19,494
Property and equipment		5,642		5,700
Investment in associates		1,925		2,633
Goodwill and other intangibles assets		17,193		16,833
Other (including Deferred tax assets)		38,471		39,159
Total		1,410,789		1,349,418
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		86,883		62,551
Trading assets
Securities				(4)
Loans		584		408
Investment securities		117,172		108,516
Loans:
Residential mortgages		65,381		76,607
Personal loans		800
Business & government		264,824		267,921
Allowances for credit losses		(474)		(514)
Customers' liability under acceptances		18,718		19,525
Other (including Deferred tax assets)		7,129		2,401
Total		561,017		537,411
Credit risk [member] | Credit risk exposure drawn retail [member]
Loans:
Residential mortgages		278,688		272,588
Personal loans		99,214		96,074
Credit cards		14,100		13,126
Business & government		11,690		10,395
Allowances for credit losses		(975)		(817)
Other (including Deferred tax assets)		1,170		991
Total		403,887		392,357
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		4,156		3,350
Credit cards		251		372
Business & government		15,479		9,675
Total		19,886		13,397
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed		199,325		175,313
Loans:
Other (including Deferred tax assets)		237		106
Total		199,562		175,419
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		51,340		55,699
Loans:
Total		51,340		55,699
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		4,022		5,081
Loans:
Investment in associates		59		56
Total		4,081		5,137
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		433		367
Derivative financial instruments		36,512		43,436
Loans:
Total		36,945		43,803
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		937		543
Trading assets
Securities		107,614		103,551
Loans		6,960		7,403
Other		2,712		1,796
Loans:
Total		118,223		113,293
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[5]	3,429		3,344
Trading assets
Securities	[5]	(2)
Investment securities	[5]	(2,957)		(3,589)
Loans:
Residential mortgages	[5]	113	[6]	84	[7]
Personal loans	[5]			7
Credit cards	[5]	2,758		1,020
Business & government	[5]	(171)		(884)
Allowances for credit losses	[5]	(4,923)	[8]	(4,017)	[9]
Customers' liability under acceptances	[5]	(90)		(31)
Property and equipment	[5]	5,642		5,700
Investment in associates	[5]	1,866		2,577
Goodwill and other intangibles assets	[5]	17,193		16,833
Other (including Deferred tax assets)	[5]	29,935		35,661
Total	[5]	$ 52,793		$ 56,705

[1]	Net of allowances of $7 (2022 – $4).
[2]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[3]	Loans are primarily denominated in U.S. dollars.
[4]	Includes $38 (2022 – $36) of investment property.
[5]	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
[6]	Includes $60.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[7]	Includes $75.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[8]	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.
[9]	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.